Note 15 - Other (Expense) Income, Net (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Note 15 - Other (Expense) Income, Net (Details) [Line Items]
Other Nonoperating Income (Expense)	$ (0.4)	$ (2.5)
Foreign Currency Transaction Gain (Loss), before Tax	(0.6)	(3.0)
Predecessor [Member]
Note 15 - Other (Expense) Income, Net (Details) [Line Items]
Other Nonoperating Income (Expense)			(0.5)	(0.5)	5.0
Foreign Currency Transaction Gain (Loss), before Tax					4.7
Derivative, Gain (Loss) on Derivative, Net				$ (0.4)